FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk $ in Millions	Dec. 31, 2023 ARS ($)
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 2,813,622
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	357,778
Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	2,341,763
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	98,142
Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	15,939
Due
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	119,408
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	119,408
January 2024 thru December 2024
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	866,010
January 2024 thru December 2024 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	237,456
January 2024 thru December 2024 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	586,240
January 2024 thru December 2024 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	31,536
January 2024 thru December 2024 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	10,778
January 2025 thru December 2025
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	738,505
January 2025 thru December 2025 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	487
January 2025 thru December 2025 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	710,559
January 2025 thru December 2025 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	24,958
January 2025 thru December 2025 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	2,501
January 2026 thru December 2026
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	671,512
January 2026 thru December 2026 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	147
January 2026 thru December 2026 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	655,964
January 2026 thru December 2026 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	13,083
January 2026 thru December 2026 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	2,318
January 2027 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	418,187
January 2027 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	280
January 2027 and thereafter | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	389,000
January 2027 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	28,565
January 2027 and thereafter | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 342